Unaudited Condensed Consolidated Statements of Changes in Stockholder’s Equity - USD ($) $ in Thousands	NEWTOWN LANE MARKETING, INCORPORATED [Member] Common Stock	NEWTOWN LANE MARKETING, INCORPORATED [Member] Additional Paid-in Capital	NEWTOWN LANE MARKETING, INCORPORATED [Member] Accumulated Deficit	NEWTOWN LANE MARKETING, INCORPORATED [Member] Preferred Stock	NEWTOWN LANE MARKETING, INCORPORATED [Member]	Common Stock	Additional Paid-in Capital	Accumulated other comprehensive (loss) income	Accumulated Deficit	Total
Balance at Dec. 31, 2018							$ 463,129	$ (143)	$ (149,258)	$ 313,728
Balance (in Shares) at Dec. 31, 2018						500
Equity-based compensation							3,058			3,058
Transactions with former Parent							69			69
Net income and loss									(230,474)	(230,474)
Other comprehensive income (loss)								592		592
Balance at Dec. 31, 2019							466,256	449	(379,732)	86,973
Balance (in Shares) at Dec. 31, 2019						500
Balance at Mar. 31, 2019	$ 13,758	$ 2,065,756	$ (2,434,758)		$ (355,244)
Balance (in Shares) at Mar. 31, 2019	13,757,550
Contributed services		5,000			5,000
Contributed services (in Shares)
Net income and loss			(62,411)		(62,411)
Balance at Mar. 31, 2020	$ 13,758	2,070,756	(2,497,169)		(412,655)		467,249	257	(390,682)	76,824
Balance (in Shares) at Mar. 31, 2020	13,757,550					500
Balance at Dec. 31, 2019							466,256	449	(379,732)	86,973
Balance (in Shares) at Dec. 31, 2019						500
Equity-based compensation							993			993
Net income and loss									(10,950)	(10,950)
Other comprehensive income (loss)								(192)		(192)
Balance at Mar. 31, 2020	$ 13,758	2,070,756	(2,497,169)		(412,655)		467,249	257	(390,682)	76,824
Balance (in Shares) at Mar. 31, 2020	13,757,550					500
Balance at Dec. 31, 2019							466,256	449	(379,732)	86,973
Balance (in Shares) at Dec. 31, 2019						500
Equity-based compensation							3,691			3,691
Transactions with former Parent							1,754			1,754
Net income and loss									(50,425)	(50,425)
Other comprehensive income (loss)								(1,116)		(1,116)
Balance at Dec. 31, 2020							471,701	(667)	(430,157)	40,877
Balance (in Shares) at Dec. 31, 2020						500
Balance at Mar. 31, 2020	$ 13,758	2,070,756	(2,497,169)		(412,655)		467,249	257	(390,682)	76,824
Balance (in Shares) at Mar. 31, 2020	13,757,550					500
Equity-based compensation							1,026			1,026
Contributed services		1,250			1,250
Net income and loss			(14,859)		(14,859)				(14,225)	(14,225)
Other comprehensive income (loss)								(64)		(64)
Balance at Jun. 30, 2020	$ 13,758	2,072,006	(2,512,028)		(426,264)		468,275	193	(404,907)	63,561
Balance (in Shares) at Jun. 30, 2020	13,757,550					500
Balance at Mar. 31, 2020	$ 13,758	2,070,756	(2,497,169)		(412,655)		467,249	257	(390,682)	76,824
Balance (in Shares) at Mar. 31, 2020	13,757,550					500
Contributed services		5,000			5,000
Contributed services (in Shares)
Net income and loss			(155,680)		(155,680)
Balance at Mar. 31, 2021	$ 14,644	2,083,232	(2,652,849)		(554,973)		508,892	(429)	(380,150)	128,313
Balance (in Shares) at Mar. 31, 2021	14,643,740					500
Stock issued for the exercise of stock options	$ 886	7,476			$ 8,362
Stock issued for the exercise of stock options (in Shares)	886,190				886,190
Balance at Jun. 30, 2020	$ 13,758	2,072,006	(2,512,028)		$ (426,264)		468,275	193	(404,907)	63,561
Balance (in Shares) at Jun. 30, 2020	13,757,550					500
Equity-based compensation							1,026			1,026
Contributed services		1,250			1,250
Net income and loss			(15,804)		(15,804)				(13,359)	(13,359)
Other comprehensive income (loss)								3,024		3,024
Balance at Sep. 30, 2020	$ 13,758	2,073,256	(2,527,832)		(440,818)		469,301	3,217	(418,266)	54,252
Balance (in Shares) at Sep. 30, 2020	13,757,550					500
Balance at Dec. 31, 2020							471,701	(667)	(430,157)	40,877
Balance (in Shares) at Dec. 31, 2020						500
Equity-based compensation							950			950
Transactions with former Parent							36,241			36,241
Net income and loss									50,007	50,007
Other comprehensive income (loss)								238		238
Balance at Mar. 31, 2021	$ 14,644	2,083,232	(2,652,849)		(554,973)		508,892	(429)	(380,150)	128,313
Balance (in Shares) at Mar. 31, 2021	14,643,740					500
Equity-based compensation							957			957
Contributed services		1,250			1,250
Net income and loss			(18,144)		(18,144)				(14,582)	(14,582)
Other comprehensive income (loss)								(482)		(482)
Balance at Jun. 30, 2021	$ 14,644	2,084,482	(2,670,993)		(571,867)		509,849	(911)	(394,732)	114,206
Balance (in Shares) at Jun. 30, 2021	14,643,740					500
Equity-based compensation							936			936
Contributed services		1,250			1,250
Net income and loss			(66,029)		(66,029)				(13,528)	(13,528)
Other comprehensive income (loss)								(1,074)		(1,074)
Balance at Sep. 30, 2021	$ 14,644	$ 2,085,732	$ (2,737,022)		$ (636,646)		$ 510,785	$ (1,985)	$ (408,260)	$ 100,540
Balance (in Shares) at Sep. 30, 2021	14,643,740					500